VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—85.2%
Communication Services—9.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 110	$ 59
Altice France S.A. 144A 8.125%, 2/1/27(1)	200	184
Cable One, Inc. 144A 4.000%, 11/15/30(1)	415	336
Charter Communications Operating LLC 5.750%, 4/1/48	75	66
CMG Media Corp. 144A 8.875%, 12/15/27(1)	115	91
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	200	206
144A 6.500%, 2/1/29(1)	300	265
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	143	134
DISH Network Corp. 144A 11.750%, 11/15/27(1)	150	157
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	210	203
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	25	24
iHeartCommunications, Inc.
6.375%, 5/1/26	75	64
8.375%, 5/1/27	103	67
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	270	269
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	400	392
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	353
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	200	175
		3,045

Consumer Discretionary—19.6%
Academy Ltd. 144A 6.000%, 11/15/27(1)	85	84
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	168	163
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	155	155
144A 8.125%, 7/1/27(1)	330	338
Carnival Corp. 144A 10.500%, 6/1/30(1)	303	331
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
Crocs, Inc. 144A 4.125%, 8/15/31(1)	109	92
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	157	166
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	195	171
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	378	362
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Credit Co. LLC 6.950%, 3/6/26	$ 635	$ 651
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	350	340
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	74	79
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	265	243
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	221	175
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	325	322
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	187	187
QVC, Inc.
4.450%, 2/15/25	42	39
4.375%, 9/1/28	69	50
5.450%, 8/15/34	385	233
Royal Caribbean Cruises Ltd.
144A 5.375%, 7/15/27(1)	210	208
144A 7.250%, 1/15/30(1)	240	251
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	323
Six Flags Entertainment Corp. 144A 7.250%, 5/15/31(1)	101	101
Station Casinos LLC 144A 4.625%, 12/1/31(1)	390	352
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	226
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	62	55
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	360	345
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	60	59
		6,437

Consumer Staples—2.0%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	312
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	376	344
		656

Energy—12.8%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	285	287
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	127	130
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(1)	162	164
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	$ 255	$ 254
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	257	268
144A 8.625%, 11/1/30(1)	4	4
144A 8.750%, 7/1/31(1)	129	137
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	350	320
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	110	112
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	170	169
Nabors Industries, Inc.
144A 7.375%, 5/15/27(1)	194	190
144A 9.125%, 1/31/30(1)	64	64
PBF Holding Co. LLC 6.000%, 2/15/28	170	166
Rockies Express Pipeline LLC 144A 7.500%, 7/15/38(1)	176	178
Talos Production, Inc. 12.000%, 1/15/26	227	234
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	80	81
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	94	98
Transocean, Inc. 144A 8.750%, 2/15/30(1)	94	98
USA Compression Partners LP 6.875%, 9/1/27	355	351
Valaris Ltd. 144A 8.375%, 4/30/30(1)	156	160
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	244	246
144A 9.875%, 2/1/32(1)	83	86
Vital Energy, Inc. 10.125%, 1/15/28	80	82
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	339
		4,218

Financials—18.9%
Acrisure LLC 144A 7.000%, 11/15/25(1)	40	40
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	162	166
Altice Financing S.A. 144A 5.750%, 8/15/29(1)	295	262
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	102	106
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	85	88
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	$ 347	$ 356
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	165	161
Domtar Corp. 144A 6.750%, 10/1/28(1)	188	170
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	327	326
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	342	340
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	140	138
144A 12.000%, 10/1/28(1)	117	128
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	81	83
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	185
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	340	306
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	236	250
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	109	101
INEOS Finance plc 144A 6.750%, 5/15/28(1)	200	196
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	125	106
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	80	84
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	70	66
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	290	271
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	96	86
MPT Operating Partnership LP 5.250%, 8/1/26	90	80
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	170	159
NFP Corp. 144A 8.500%, 10/1/31(1)	158	171
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	157	163
OneMain Finance Corp. 9.000%, 1/15/29	157	166
Organon & Co. 144A 5.125%, 4/30/31(1)	205	175
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	69	68
144A 7.875%, 12/15/29(1)	95	98
144A 5.750%, 9/15/31(1)	80	74
	Par Value	Value

Financials—continued
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	$ 225	$ 165
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	400	398
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	163	163
144A 9.125%, 7/15/31(1)	156	166
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	158	164
		6,225

Health Care—2.4%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	295	257
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	157	166
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(1)	20	20
Tenet Healthcare Corp.
6.125%, 10/1/28	170	170
6.125%, 6/15/30	170	172
		785

Industrials—8.9%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	208	203
American Airlines, Inc. 144A 5.500%, 4/20/26(1)	333	331
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	202	187
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	222	222
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	81	84
Griffon Corp. 5.750%, 3/1/28	140	138
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	77	81
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	169	169
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	154	154
Pike Corp. 144A 8.625%, 1/31/31(1)	15	16
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(1)	73	80
144A 9.750%, 11/15/30(1)	25	27
Summit Materials LLC 144A 6.500%, 3/15/27(1)	275	275
Terex Corp. 144A 5.000%, 5/15/29(1)	85	80
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(1)	$ 265	$ 219
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	325	324
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	340	352
		2,942

Information Technology—2.5%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	213	203
Sabre GLBL, Inc. 144A 8.625%, 6/1/27(1)	95	86
Seagate HDD Cayman
9.625%, 12/1/32	54	62
144A 8.250%, 12/15/29(1)	98	106
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	354
		811

Materials—5.0%
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	200	191
Knife River Corp. 144A 7.750%, 5/1/31(1)	125	133
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	81	82
144A 9.250%, 10/1/28(1)	80	85
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	310
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	70	69
144A 8.875%, 11/15/31(1)	160	168
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	330	322
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	155	154
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	122	128
		1,642

Real Estate—2.5%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	328	318
Forestar Group, Inc. 144A 5.000%, 3/1/28(1)	185	178
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	$ 336	$ 323
		819

Utilities—1.4%
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	54	56
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	66	67
Pacific Gas & Electric Co. 4.950%, 7/1/50	95	81
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	85	85
Vistra Corp. 144A 8.000% (1)(2)	164	163
		452

Total Corporate Bonds and Notes (Identified Cost $27,545)		28,032

	Shares
Preferred Stock—1.0%
Communication Services—1.0%
LiveStyle, Inc. Series B (3)(4)(5)	3,156	316
Total Preferred Stock (Identified Cost $310)		316

Common Stocks—5.0%
Communication Services—0.0%
LiveStyle, Inc. (3)(4)(5)	67,983	—
Financials—5.0%
CCF Holdings LLC (3)(4)	1,570,753	1,335
	Shares	Value

Financials—continued
CCF Holdings LLC Class M(3)(4)	293,320	$ 249
Erickson, Inc.(3)(4)	2,675	44
		1,628

Total Common Stocks (Identified Cost $4,945)		1,628

Warrants—0.8%
Communication Services—0.0%
Tenerity, Inc., 04/01/24(3)(4)(5)	3,898	—
Financials—0.8%
CCF Holdings LLC, 04/01/24(3)(4)	485,227	272
Total Warrants (Identified Cost $770)		272

Affiliated Exchange-Traded Fund—3.9%
Financials—3.9%
Virtus Seix Senior Loan ETF(6)(7)	53,782	1,287
Total Affiliated Exchange-Traded Fund (Identified Cost $1,286)		1,287

Total Long-Term Investments—95.9% (Identified Cost $34,856)		31,535

TOTAL INVESTMENTS—95.9% (Identified Cost $34,856)		$31,535
Other assets and liabilities, net—4.1%		1,360
NET ASSETS—100.0%		$32,895
Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $24,917 or 75.7% of net assets.
(2)	No contractual maturity date.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	All or a portion of the security is restricted.
(6)	Affiliated investment.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	84%
Bermuda	5
United Kingdom	2
Cayman Islands	2
Liberia	1
France	1
Ireland	1
Other	4
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$28,032	$—	$28,032	$—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	1,628	—	—	1,628(1)
Warrants	272	—	—	272(1)
Affiliated Exchange-Traded Fund	1,287	1,287	—	—
Total Investments	$31,535	$1,287	$28,032	$2,216

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2023:	$ 2,088	$ 1,156(a)	$ 772	$ 160(a)
Net realized gain (loss)	12	—	12	—
Net change in unrealized appreciation (depreciation)(b)	725	472	141	112
Sales(c)	(609)	—	(609)	—
Balance as of December 31, 2023	$ 2,216	$ 1,628(a)	$ 316	$ 272(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023, was $725.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2023:
Investments in Securities – Assets	Ending Balance at December 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$316	Discounted cash flows liquidation approach	Discount rate	24.04% (23.59%-24.60%)

Common Stocks:
CCF Holdings LLC	$1,335	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$249	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%

Erickson, Inc.	$44	Market and Company Comparables	EV Multiples	1.34x (0.57x - 3.34x)
				12.67x (10.41x - 15.14x)
				0.96x (0.52x - 2.13x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$272	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	44.21%

See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
As approved by the Board of Trustees of Virtus Strategy Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix High Yield Income Fund (the “Acquired Fund”) will merge with and into Virtus Seix High Yield Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about March 15, 2024.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.